CONSOLIDATED STATEMENTS OF CASH FLOWS (TAT Technologies Ltd. [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
TAT Technologies Ltd. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,083)	$ (7,263)	$ 2,100
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3,271	3,382	2,970
Gain from sale of the propellers & parts businesses			(4,400)
Exchange differentials of long-term loans	(13)	7	6
Write down of inventory	2,500	3,500
Impairment of goodwill and long lived assets	3,263	4,704
Loss (gain) on sale of property and equipment	(169)	149	18
Loss (gain) on sale and impairment loss on marketable securities	(9)	196	179
Loss (gain) from change in fair value of derivatives	372
Provision for doubtful accounts	31	259	1,629
Share in loss (income) and impairment of investment in affiliated company	(331)	4,510	32
Gain from dilution of interests in affiliated company	(240)
Stock based compensation	(37)	49	967
Liability in respect of employee rights upon retirement	28	248	(1,314)
Interest accrual in respect of call option to non-controlling interest			72
Deferred income taxes, net	(868)	(2,973)	1,691
Changes in operating assets and liabilities:
Amounts due to (from) related parties, net	(674)	213	163
Decrease (increase) in trade accounts receivable	(544)	(4,689)	3,854
Decrease (increase) in other accounts receivable and prepaid expenses	1,283	(9,993)	(1,945)
Increase in inventories, net	(1,959)	(1,643)	(772)
Increase (decrease) in trade accounts payable	(2,545)	1,775	(3,963)
Increase (decrease) in other accounts payable and accrued expenses	(1,580)	1,623	(1,366)
Increase in other tax payable		84
Net cash provided by (used in) operating activities	696	3,038	(79)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of marketable securities	1,215	854	24,122
Purchase of marketable securities	(578)	(616)	(15,749)
Funds in respect of employee right upon retirement	(3)	(313)	1,108
Proceeds from sale of property and equipment	247	189	209
Purchase of intangible assets		(136)	(2,050)
Purchase of property and equipment	(3,305)	(2,950)	(2,808)
Proceeds from restricted deposits released	2,172
Deposit of restricted deposits	(350)	(14)	(4,062)
Net cash provided by (used in) investing activities	(602)	(2,986)	770
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(3,372)	(1,551)	(200)
Proceeds from long-term loans received	673	1,185	2,547
Payment of cash dividend			(6,265)
Repayments of short-term loans	(795)
Short-term credit received from a bank	2,646	1,724	1,060
Dividend paid to non controlling interest			(1,266)
Repurchase of Company's shares			(2,018)
Purchase of shares in respect of put option to non controlling interest in a subsidiary			(2,247)
Issuance expenses in connection with issuance of shares to non controlling interest			(523)
Net cash provided by (used in) financing activities	(848)	1,358	(8,912)
Translation adjustment on cash and cash equivalents	(51)	59	(110)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(805)	1,469	(8,331)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	27,037	25,568	33,899
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	26,232	27,037	25,568
Supplemental disclosure of cash flow information:
Interest paid	247	245	219
Income taxes paid	(1,213)	(1,845)	(1,683)
Income taxes refunds	$ 2,145	$ 2,480	$ 2,036
Investee owenership percentage			37.00%
Shares issued in merger			2,520,372